DEPOSITS BY CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
DEPOSITS BY CUSTOMERS.
Schedule of detail of deposits
The following is the detail of deposits of the Cibest Consolidated Group as of December 31, 2025 and 2024:

Deposits	December 31, 2025(1)	December 31, 2024
In millions of COP
Savings accounts(2)	133,128,722	124,636,994
Time deposits	91,673,167	109,760,722
Checking accounts	32,125,941	38,033,696
Other deposits(2)	7,486,126	6,627,989
Total deposits by customers	264,413,956	279,059,401
(1) The accumulated amount as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. As of that date, it recorded deposits totaling COP 27,293,518, which were reclassified to Liabilities related to investments in subsidiaries held for sale. For more information, see Note 1.
Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
(2) As of December 31, 2025 and 2024 includes Nequi deposits by COP 7,017,948 and COP 4,449,420, respectively, the variation is mainly due to an increase in the number of customers and transactions.

Schedule of time deposits issued by bank
The following table details the time deposits issued by Cibest Consolidated Group:
As of December 31, 2025

Time deposits	Effective interest rate		December 31, 2025
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	9.15%	26,467,776	26,390,554
Between 6 months and 12 months	0.50%	10.00%	26,702,769	26,894,925
Between 12 months and 18 months	1.35%	10.23%	10,457,649	10,627,318
Greater than 18 months	0.01%	17.00%	28,044,973	28,300,324
Total time deposits			91,673,167	92,213,121
(1)See Note 30. Fair value of assets and liabilities.
As of December 31, 2024

Time deposits	Effective interest rate		December 31, 2024
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.01%	10.60%	27,429,721	27,305,410
Between 6 months and 12 months	0.01%	12.00%	21,295,319	21,140,127
Between 12 months and 18 months	1.35%	14.55%	17,826,919	17,878,843
Greater than 18 months	0.01%	17.65%	43,208,763	43,839,953
Total time deposits			109,760,722	110,164,333
(1)See Note 30. Fair value of assets and liabilities.

Schedule of time deposits issued by the bank by maturity
The detail of time deposits issued by Cibest Corporate Group by maturity is as follows:
As of December 31, 2025

December 31, 2025
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	76,940,859	77,295,352
Between 1 and 3 years	4,024,284	4,260,741
Between 3 and 5 years	3,246,351	3,214,785
Greater than 5 years	7,461,673	7,442,243
Total	91,673,167	92,213,121
(1)See Note 30. Fair value of assets and liabilities.
As of December 31, 2024

December 31, 2024
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	86,592,320	86,553,690
Between 1 and 3 years	10,868,175	10,919,972
Between 3 and 5 years	2,490,326	2,462,312
Greater than 5 years	9,809,901	10,228,359
Total	109,760,722	110,164,333
(1)See Note 30. Fair value of assets and liabilities.